S000001569 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.42%
Emerging Markets Linked Benchmark (net of tax on dividends from foreign holdings) (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.20%	8.24%
Class M
Prospectus [Line Items]
Average Annual Return, Percent	34.10%	4.26%	7.36%
Class S
Prospectus [Line Items]
Average Annual Return, Percent	34.00%	4.16%	7.27%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	33.65%	3.66%	6.88%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	20.83%	3.59%	6.15%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	32.67%	3.12%	6.20%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	26.05%	2.67%	6.37%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	34.23%	4.34%	7.46%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	34.20%	4.31%	7.44%